Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity

8.   Stockholders’ Equity

Common Stock Issued

During the three months ended March 31, 2012, the Company issued 4,998 shares of its common stock upon the exercise of stock options and realized proceeds of $8.

Recovery of Stockholder Short Swing Profit

In February, 2012, the Company was notified by one of its 10% stockholders that the stockholder had generated short swing profits under the provisions of Section 16(b) of the Exchange Act on its purchases and sales of shares of the Company’s common stock. On February 27, 2012, the stockholder made a payment to the Company of $15, representing the disgorgement of that short swing profit. The amount was recorded as additional paid-in capital.

Stock Repurchase Program

On July 21, 2011, the Company’s board of directors approved a new program to repurchase shares of the Company’s common stock. The repurchase program was established on August 4, 2011. During the three months ended March 31, 2012, 1,943 shares of the Company’s common stock were repurchased under this program at an aggregate cost of $5. At March 31, 2012, the cost of this repurchase was reflected in Treasury Stock in the accompanying condensed consolidated balance sheet.

Rights Agreement Amendment

On March 26, 2012, the Company entered into a First Amendment to Rights Agreement (the “First Amendment”) with Continental Stock Transfer and Trust Company (“Continental”), as rights agent, to amend the definition of “Acquiring Person” contained in Section 1 of the Rights Agreement to lower the threshold for qualifying as an Acquiring Person to Beneficial Ownership, alone or together with all Affiliates and Associates of such Person, of more than 10% of the Common Shares then outstanding, and to make other conforming changes (each of Person, Affiliates, Associates, Beneficial Ownership and Common Shares as defined in the Rights Agreement).

Limited Waiver of Rights Agreement and Stockholder Support Agreement

On March 27, 2012, the Company entered into a support agreement (the “Genesis Support Agreement”) with Genesis Capital Advisors LLC, a Delaware limited liability company, Genesis Opportunity Fund, L.P., a Delaware limited partnership, and Genesis Asset Opportunity Fund, L.P., a Delaware limited partnership (collectively, the “2012 Stockholder”). Pursuant to the Genesis Support Agreement, the 2012 Stockholder agreed to vote all of the shares of the Company’s common voting stock owned by the 2012 Stockholder in favor of the election of all director nominees recommended by the Board at the Company’s 2012 Annual Meeting (the “Annual Meeting”).

The Genesis Support Agreement also provided that, as a condition to the 2012 Stockholder’s obligations thereunder, the Board would adopt certain resolutions providing that (i) the Stockholder, together with its affiliates, will not be deemed to be an “Acquiring Person” for the purposes of that certain Rights Agreement, dated as of September 7, 2010, as amended (such amendment is described below) (the “Rights Agreement”), by and between the Company and Continental, as rights agent, unless and until the 2012 Stockholder becomes the “Beneficial Owner” (as defined under the Rights Agreement) of more than 35% of the Company’s outstanding common stock, and (ii) that the Board approve, solely for the purposes of Section 203 of the Delaware General Corporation Law, the acquisition of additional shares of the Company’s common stock by the 2012 Stockholder. The Genesis Support Agreement also provides that if at any time the 2012 Stockholder beneficially owns less than 25% of the Company’s common stock and then at any time it increases its beneficial ownership over 25% it would be deemed an “Acquiring Person” and if at any time the 2012 Stockholder beneficially owns less than 10% of the Company’s common stock then at any time it increases its beneficial ownership over 10% it would be deemed an “Acquiring Person”.

Pursuant to its obligations under the Genesis Support Agreement and as a further inducement for the 2012 Stockholder to enter into the Genesis Support Agreement, the Company, concurrently with the execution of the Genesis Support Agreement, entered into a Registration Rights Agreement with the 2012 Stockholder pursuant to which the Company agreed to register the resale of the shares of the Company’s common stock owned by the 2012 Stockholder (See Note 8 – Stockholder’s Equity - Registration Rights Agreement, below).

Pursuant to the Genesis Support Agreement, the Board expanded its size to a total of six (6) members and appointed two designees of the 2012 Stockholder to serve as directors on the Board (the “Stockholder Designees”). The Board is further obligated to nominate and recommend the election of the Stockholder Designees, and to solicit proxies to such effect. The Genesis Support Agreement further provides that, should the 2012 Stockholder beneficially own less than 22% of the common stock of the Company, the 2012 Stockholder shall only retain authority to appoint one Stockholder Designee to the Board. In such case, the Board shall no longer be obligated to nominate and recommend the election of more than one Stockholder Designee and shall not be obligated to solicit proxies or otherwise promote the election to the Board of such Stockholder Designee. The Genesis Support Agreement further provides that, should the 2012 Stockholder beneficially own less than 10% of the common stock of the Company, the 2012 Stockholder shall retain no authority to appoint any Stockholder Designees to the Board. In such case, the Board shall no longer be obligated to nominate and recommend the election of any of the Stockholder Designees and shall not be obligated to solicit proxies or otherwise promote the election to the Board of any Stockholder Designee. Additionally, the 2012 Stockholder agreed to certain standstill restrictions, effective as of the date of the Genesis Support Agreement and expiring on the earlier of 18 months following the execution of the Genesis Support Agreement or the consummation of a change of control of the Company and certain restrictions on transfer of certain of the shares owned by them.

Registration Rights Agreement

Pursuant to its obligation under the Genesis Support Agreement, on March 27, 2012, the Company entered into a Registration Rights Agreement with the 2012 Stockholder (the “Registration Rights Agreement”). Pursuant to such Registration Rights Agreement, on April 17, 2012, the Company filed a registration statement with the Securities and Exchange Commission on Form S-1 to register 3,311,086 shares for resale, including the shares required to be registered pursuant to the Registration Right Agreement. Though May 15, 2012, this registration statement had not yet been declared effective. Company agreed to register for resale the shares of common stock held by the 2012 Stockholder by no later than April 30, 2012. The Registration Rights Agreement further obligates the Company to use commercially reasonable efforts to cause any registration statement filed pursuant to the Registration Rights Agreement to be declared effective within 150 days following the date of the Registration Rights Agreement, and to remain effective under the Securities Act until the earlier of (i) such time as all of the 2012 Stockholders’ shares of the Company’s common stock registered by any such registration statement have been sold, or (ii) three years from the effective date of the Agreement. The Registration Rights Agreement obligates the Company to bear all fees and expenses incident to the performance of and compliance with its obligations under the Registration Rights Agreement regardless of whether or not any securities are sold pursuant to any registration statement filed pursuant to the Registration Rights Agreement. The Company is obligated to indemnify, defend and hold harmless any stockholder or affiliates, directors or employees thereof, for losses, claims, damages, liabilities and costs arising from violations of the law or the agreement, or any misstatement or omission of a material fact, perpetrated by the Company relating to any registration statement filed pursuant to the Registration Agreement. The 2012 Stockholder is obligated to indemnify, defend and hold harmless the Company and its directors, employees and agents for losses arising from any misstatement or omission of a material fact perpetrated by the Stockholder relating to any registration statement filed pursuant to the Registration Rights Agreement.

11.   Stockholders’ Equity

Description of Authorized Capital

The Company is authorized to issue up to 100,000,000 shares of common stock. The holders of the Company’s common stock are entitled to one vote per share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. Upon liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution. The holders of common stock have no preemptive, subscription, redemption or conversion rights.

The Company is authorized to issue 15,000,000 of preferred stock, of which 100,000 shares have been designated as Series D convertible preferred stock, and 20,000 shares have been designated as Series A junior participating preferred stock. Shares previously issued for other classes of preferred stock, for which shares are no longer outstanding, have been canceled and returned to undesignated preferred stock that is available for future issuance.

Common Stock Issued

On July 23, 2009, the Company issued 44 shares of its common stock in connection with the exercise of a stock option.

During the year ended December 31, 2009, the Company issued 3,692,552 shares of common stock upon the conversion of 55,388 shares of Series D convertible preferred stock. No shares of Series D convertible preferred stock remained outstanding at December 31, 2011.

During the year ended December 31, 2009, the Company issued 134,274 shares of its common stock pursuant to the vesting of RSUs under the 2006 Long Term Incentive Plan (the “Incentive Plan”).  Of the 134,274 shares issued, 31,912 and 14,094 shares were issued to the Chief Executive Officer and Chief Financial Officer, respectively.  The Chief Executive Office and Chief Financial Officer elected to have the Company withhold 12,063 and 4,764 shares, respectively, in satisfaction of their tax obligations in connection with the vesting of these RSUs.  Such withheld shares valued at $25 and $10, respectively are reflected as treasury shares in the Company’s books and records.

During the year ended December 31, 2011 and 2010, the Company issued 5,557 and 155,561 shares of its common stock, respectively, pursuant to the vesting of RSUs under the Incentive Plan.  Of the 155,561 shares issued during the year ended December 31, 2010, 63,825 and 28,187 shares were issued to the Chief Executive Officer and Chief Financial Officer, respectively.  The Chief Executive Office and Chief Financial Officer elected to have the Company withhold 24,126 and 9,528 shares, respectively, in satisfaction of their tax obligations in connection with the vesting of these RSUs.  Such withheld shares valued at $49 and $20, respectively are reflected as treasury shares in the Company’s books and records.

During the years ended December 31, 2010 and 2009, the Company issued 26,309 and 89,577 shares of its common stock, respectively to Lippert/Heilshorn and Associates for services. Of the 89,577 shares issued during the year ended December 31, 2009, 36,900 shares valued at $75 were issued for services rendered during 2008, and 52,677 shares valued at $90 were issued for services rendered during 2009. The 26,309 shares issued during the year ended December 31, 2010 were valued at $45 for services rendered during 2010.

During the years ended December 2011, 2010 and 2009, the Company issued 325,003, 151,250 and 44 shares of its common stock, respectively, in connection with the exercise of stock options.

During the years ended December 31, 2010 and 2009, the Company issued 31,289 and 68,981 shares of its common stock, respectively under the Amended and Restated 2006 Employee Stock Purchase Plan (the “Stock Purchase Plan”).  The Company realized proceeds of $45 and $93 and recognized stock based compensation of $16 and $32, respectively in connection with the issuance of these shares. No shares were issued under the Stock Purchase Plan during 2011.

Restricted Stock Issued Under Performance Based Executive Bonus Plan

On December 19, 2006, the Company awarded 100,000 and 75,000 shares of unvested restricted stock to its Chief Executive Officer and Chief Financial Officer, respectively, in connection with the extension of their respective employment and consulting agreements. On July 24, 2008, the Company awarded an additional 250,000 and 187,500 shares of unvested restricted stock to its Chief Executive Officer and Chief Financial Officer, respectively, in connection with the Performance Bonus Plan.

As a result of the sale of Preparedness,  the remaining 268,750 and 201,813 unvested shares held by Dr. Schiller and Mr. Nyweide, respectively, were no longer subject to forfeiture, and 31,912 and 14,094 RSUs became vested, respectively.  Dr. Schiller and Mr. Nyweide elected to have the Company withhold 101,588 and 68,212 shares, respectively, in satisfaction of their tax obligations in connection with the vesting of their restricted stock and 12,063 and 4,764 Shares, respectively, in satisfaction of their tax obligations in connection with the vesting of their RSUs.  Such withheld shares, valued at $225 and $145, respectively, are reflected as treasury shares in the Company’s books and records.  As of September 30, 2010 Dr. Schiller and Mr. Nyweide have no more non-vested shares of restricted stock.  (See Note 10 – Commitments and Contingencies – Employment Agreements, for additional discussion regarding these shares.)

Repurchase of Common Stock

On October 28, 2010, the Company’s board of directors authorized the repurchase of up to $3,000 of the Company’s common stock over a period of 18 months, at such times, amounts and prices as the Company deemed appropriate. This program terminated when the Company announced a partial tender offer (the “2010 Tender Offer’ – see below.) During the year ended December 31, 2010, the Company purchased 16,627 shares of its common stock through this common stock buyback program, to be held in treasury, at an aggregate cost of $39.

On February 7, 2011, the Company’s board of directors authorized the repurchase of up to $3,000 of the Company’s common stock over a period of 18 months, at such times, amounts and prices as the Company deemed appropriate.   This program terminated when the Company announced its 2011 tender offer (see below).  No shares were repurchased under this program.

On July 21, 2011, the Company’s board of directors approved a new program (the “Stock Repurchase Program”) to repurchase shares of the Company’s common stock.  The repurchase program was established on August 4, 2011 with the authorization to repurchase of up to $1,000 of the Company’s common stock over a period of 18 months, at such times, amounts and prices as the Company shall deem appropriate. On December 14, 2011, the Company’s board of directors increased the authorization under this program to repurchase a total of $2,000 of the Company’s common stock.  During the year ended December 31, 2011, 8,674 shares were repurchased under this program, to be held in treasury, at an aggregate cost of $21. See Note 14 – Subsequent Event – Stock Repurchase Program, regarding shares purchased under this program subsequent to December 31, 2011.

Tender Offers

 On December 1, 2010, the Company commenced the 2010 Tender Offer for the purchase of up to 10,000,000 shares of its common stock at a price of $2.40 per share, net to the seller in cash, without interest. The tender offer expired on December 29, 2010. During the year ended December 31, 2010, the Company purchased and canceled 1,119,978 shares of common stock at an aggregate cost of $2,688.

On April 27, 2011 the Company commenced a partial tender offer to purchase up to 7,500,000 shares of its common stock at a price of $2.60 per share, net to the seller in cash, without interest (the “2011 Tender Offer”.)  The 2011 Tender Offer expired on May 25, 2011.  In connection with the 2011 Tender Offer, the Company purchased and canceled 7,500,000 shares of common stock at an aggregate cost of $19,650, including expenses of $152 related to the 2011 Tender Offer, offset by $2 of proceeds received from a major stock holder representing the disgorgement of a short swing profit on its sale of the Company’s stock.

Stockholder Rights Plan

On September 7, 2010, the Company entered into a stockholder rights plan, dated as of September 7, 2010 (the “Rights Agreement”), with Continental Transfer & Trust Company (“Continental”), as rights agent.

 On September 7, 2010, in connection with the Company’s entry into the Rights Agreement, the Board of Directors authorized the issuance of one right (a “Right”) to purchase one one-thousandth of a share of the Company’s Series A Junior Participating Preferred Stock, par value $0.001 per share (“Series A Preferred Stock”), at a purchase price of $4.10 (as may be adjusted from time to time as provided in the Rights Agreement) for each share of the Company’s outstanding common stock to stockholders of record as of the close of business on September 17, 2010. The Rights will expire on September 7, 2013.

Limited Waiver of Rights Agreement and Stockholder Support Agreement

On October 27, 2010, the Company waived the provisions of the Rights Agreement for a certain large stockholder (the “Stockholder”) of the Company (the “Stockholder Exemption”). On the close of business as of that day, the Stockholder owned an aggregate of 5,766,324 shares of the Company’s stock, or approximately 40% of the common stock outstanding. In connection with this purchase, the Company entered into a support agreement with the Stockholder, the principal term of which required the Stockholder to vote in favor of the sale of Bode.

On January 19, 2012, the Company’s board of directors adopted a resolution to: (i) withdraw the Stockholder Exemption granted to the Stockholder on October 27, 2010 pursuant to the terms of Rights Agreement, dated September 7, 2010 and (ii) supersede the Stockholder exemption with a new exemption (the “New Stockholder Exemption”), as described below.

The New Stockholder Exemption provides that the Stockholder shall not be deemed an “Acquiring Person” for the purposes of the Rights Agreement unless and until either of the following occurs at any time after January 19, 2012: (i) the Stockholder acquires beneficial ownership of an additional one percent (1%) or more of the then outstanding shares of common stock of the Company, other than as a result of a stock dividend, stock split or similar transaction effected by the Company in which all holders of common stock are treated equally, or (ii) any other Person (as defined under the Rights Agreement) who is the beneficial owner of shares of common stock of the Company representing one percent (1%) or more of the then outstanding shares of common stock of the Company becomes an Affiliate or Associate of the Stockholder.

Series A Junior Participating Preferred Stock

On September 7, 2010, the Company filed a certificate of designation with the State of Delaware authorizing the designation of a total of 20,000 shares of Series A Preferred Stock.

Voting Rights

No voting rights shall attach to the Series A Preferred Stock.

Liquidation Rights

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, no distribution shall be made to the holders of any shares of stock ranking junior (either as to dividends or upon liquidation, dissolution or winding up) to the Series A Preferred Stock.

Dividends

Subject to the superior rights of the holders of shares of any other series of preferred stock or other class of capital stock of the Company ranking superior to the shares of Series A Preferred Stock with respect to dividends, the holders of shares of Series A Preferred Stock shall be entitled to receive, when, as and if declared by the Board of Directors, out of the assets of the Company legally available therefor, dividends payable in cash on the payment date for each cash dividend declared on the shares of common stock (currently 1,000) of the Company in an amount per whole share (rounded to the nearest cent) equal to the Formula Number then in effect times the cash dividends then to be paid on each share of common stock.